Balances and Transactions with Related Parties	6 Months Ended
Jun. 30, 2017
Balances and Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties
Note 7 - Balances and Transactions with Related Parties

A.           Balances with related parties:
	June 30,	December 31,
	2017	2016
	U.S. Dollars (in thousands)
Accounts receivable	-	-
Due from (to) affiliated companies	367	(18)

B.            Transactions with related parties:

	Six months ended June 30,
	2017	2016
	U.S. Dollars (in thousands)
Purchases from Priortech and affiliates	(13)	(1)
Interest income from Priortech	15	69
Sales to Priortech and affiliated companies	-	-

Unpaid balances between Priortech and its subsidiaries in Israel and the Company bear interest of 5.5%.